SEMI-ANNUAL REPORT

August 31, 2002                                                       ING
                                                                      SENIOR
                                                                      INCOME
                                                                      FUND



                                                                     [LION LOGO]
                                                                      ING FUNDS

                             ING Senior Income Fund


                               SEMI-ANNUAL REPORT

                                 August 31, 2002

                                   ----------

                                Table of Contents

Portfolio Managers' Report ................................................    2
Statistics ................................................................    8
Portfolio of Investments ..................................................    9
Statement of Assets and Liabilities .......................................   20
Statement of Operations ...................................................   22
Statements of Changes in Net Assets .......................................   23
Statements of Cash Flows ..................................................   24
Financial Highlights ......................................................   25
Notes to Financial Statements .............................................   26
Trustee and Officer Information ...........................................   32

                                   ----------

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

ING Senior Income Fund (the "Fund") invests in a diversified portfolio of non-investment grade senior secured floating rate loans issued primarily by U.S. based corporations. The Fund's objective is to provide investors with a high level of monthly income.

PERFORMANCE OF THE FUND

During the six-month period ended August 31, 2002, the Fund's Class B shares distributed total dividends of $0.27, representing an average annualized distribution rate of 4.27%(1). In a very challenging and volatile investment environment, the Fund's total return, for the six months ended August 31, 2002 while marginally positive at 0.31%, outpaced the S&P/LSTA Leveraged Loan Index return of 0.19%(2) and earned a top quartile ranking (all share classes) among the Fund's Lipper Loan Participation Fund peer group. For the twelve-month period ended August 31, 2002, ING Senior Income Fund was the #1 ranked Loan Participation Fund out of 43 according to Lipper(3).

We continue to strive to position the Fund to withstand the continued volatility in the capital markets and negative credit events stemming from the seemingly endless flow of negative news emanating from corporate boardrooms. As in prior quarters, relative conservatism as to both sector and credit selection, and improving issuer diversification, again drove the Fund's strong relative performance during the most recent quarter.

Clearly, absolute total returns across the peer group have been negatively impacted by a confluence of factors, including a continued slow downward grind in bid levels for most actively traded loans (largely traceable to dramatic movements in the high yield bond and equity markets), a more pronounced decline in value across the more troubled sectors (heavy cyclicals, energy and anything remotely related to telecommunications) and the historically low level of short-term interest rates. Nonetheless, although the third quarter of 2002 was a difficult time in the loan market, there is no question our market has been a standout performer this year relative to high-yield bonds and equities. As reference, the S&P 500 Index was down 29% during the first three quarters of the year while the Merrill Lynch U.S. High Yield Master II Index suffered a loss in excess of 8%. For the six-month period ended August 31, 2002, the S&P 500 Index and the Merrill Lynch U.S. High-Yield Master II Index were down 17% and 6%, respectively.

Positively influencing Fund performance has been a continued slight overweight in several strong performing industry groups (e.g., beverage & food, healthcare and media) and, to-date, a negligible level of non-performing loan assets in the portfolio. The primary negative factor has been the ongoing deterioration in value across the wireless telecom sector. With little exception, wireless and related credits continue to suffer from a pronounced lack of bid support, even in the face of, in some cases, apparent financial and operational stabilization. An optimistic view would argue the Fund's telecom holdings are approaching a valuation trough, thereby reducing potential future downside risk. In such a scenario, given the senior position of our debt in virtually all of these capital structures, we would expect to see modest recoveries in these positions over time. Any systemic recovery, however, would be subject to tangible evidence supporting fundamental improvement in the sector and the return of investor confidence. At this point, both appear rather elusive.

LEVERAGE

The Fund utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2002, the Fund had $8 million of borrowings outstanding under a $100.0 million revolving credit facility. Total leverage, as a percentage of total assets, was 2.8%, and the average cost of leverage was 2.9% for the six-month period ended August 31, 2002.

OUTLOOK

Needless to say, the overall tone to the loan market at large remains cautious at best, as investors and issuers alike grapple with the prospects and consequences of a double-dip recession and potential military engagement in the Middle East. There is no doubt our market may continue to mirror, to some extent, the rollercoaster-like tendencies of the equity and bond markets over the near term. Specific catalysts to loan market performance will continue to be the sustainability of a very recent pick-up in M&A activity (which drives a good portion of new loan supply) and of course, macro, sector and issue-specific credit developments. In the interim, we will remain in a defensive posture while attempting to take advantage of selective accretive buying opportunities.

We thank you for your continued confidence and encourage your questions and comments.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman


Jeffrey A. Bakalar                      Daniel A. Norman
SENIOR VICE PRESIDENT                   SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER             CO-SENIOR PORTFOLIO MANAGER


ING Senior Income Fund
October 10, 2002

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PORTFOLIO MANAGERS' REPORT FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by dividing the total distributions declared during the quarter by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2.   Source: Standard & Poor's and Portfolio Management Data.

3. Source: Lipper Loan Participation Fund. Lipper, Inc. rankings are based on average annual total return not including sales charge. For the one year ended August 31, 2002, Lipper ranked ING Senior Income Fund, 1st, 3rd, 4th and 2nd for Class A, B, C and Q respectively, among a universe of 43 Loan Participation Funds.

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INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived of the LLI to establish a performance benchmark for the syndicated leveraged loan industry.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

































                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                 ------------------------------
                                                 ONE YEAR       SINCE INCEPTION
                                                   ENDED            THROUGH
                                                 AUGUST 31,        AUGUST 31,
                                                   2002               2002
                                                   ----               ----
Including Sales Charge:(1)
 Class A (i)                                      -2.68%              0.34%
 Class B (i)                                      -1.26%              1.63%
 Class C (i)                                       0.68%              3.34%
 Class Q (ii)                                      2.09%              3.77%
Excluding Sales Charge:
 Class A                                           2.16%              3.85%
 Class B                                           1.65%              3.34%
 Class C                                           1.65%              3.34%
 Class Q                                           2.09%              3.77%
S&P/LSTA Leveraged Loan Index                     -0.13%              2.43%(iii)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%. Class B maximum CDSC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter. Class C maximum CDSC is 1% for the first year. Class Q has no front-end sales charge or CDSC charges.

(i)   Inception Date for Classes A, B and C: April 2, 2001.

(ii)  Inception Date for Class Q: December 15, 2000.

(iii) Source:  S&P/Loan   Syndication  Trading   Association,   Since  Inception
      performance for the index is shown from March 31, 2001.

                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES
                              AS OF AUGUST 31, 2002

                                 30-DAY SEC        AVERAGE ANNUALIZED
                                  YIELDS(2)       DISTRIBUTION RATES(3)
                                  ---------       ---------------------
          Class A                   4.82%                 4.61%
          Class B                   4.05%                 4.10%
          Class C                   4.05%                 4.10%
          Class Q                   4.55%                 4.62%

(2) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies. If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.68% for Class A shares, 3.92% for Class B shares, 3.92% for Class C shares and 4.42% for Class Q shares.

(3) Distribution Rates are calculated by annualizing dividends declared during the period (i.e., divide the monthly dividend amount by the number of days in the month and multiply by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

PRINCIPAL RISK FACTOR(S): Loans in the Fund's portfolio will typically be below investment grade credit quality. As a result, investment in the Fund involves the risk that borrowers may default on obligations to pay principal or interest when due and lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the loans, and that the Fund's investment objective may not be realized.

                             ING Senior Income Fund

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STATISTICS as of August 31, 2002
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                         $277,259,670
Assets Invested in Senior Loans                                    $276,082,606
Total Number of Senior Loans                                                150
Average Amount Outstanding per Loan                                $  1,840,551
Total Number of Industries                                                   32
Average Loan Amount per Industry                                   $  8,627,581
Portfolio Turnover Rate (YTD)                                                43%
Weighted Average Days to Interest Rate Reset                            47 days
Average Loan Final Maturity                                           61 months
Borrowings as a Percentage of Total Assets                                 2.8%

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                      NET ASSETS    TOTAL ASSETS
                                                      ----------    ------------
Beverage, Food and Tobacco                                8.0%           7.7%
Healthcare, Education and Childcare                       8.0%           7.7%
Radio and Television Broadcasting                         6.9%           6.6%
Cable Television                                          6.0%           5.8%
Printing and Publishing                                   5.7%           5.5%
Containers, Packaging and Glass                           5.3%           5.1%
Retail Stores                                             5.0%           4.8%
Chemicals, Plastics and Rubber                            4.8%           4.7%
Leisure, Amusement, Motion Pictures and Entertainment     4.7%           4.5%
Lodging                                                   3.8%           3.7%

                    TOP TEN SENIOR LOANS AS A PERCENTAGE OF:

                                                      NET ASSETS    TOTAL ASSETS
                                                      ----------    ------------
Charter Communications Operating, LLC                    1.9%           1.8%
Safelite Glass Corporation                               1.7%           1.6%
Nextel Finance Company                                   1.5%           1.5%
Murray's Discount Auto Stores, Inc.                      1.4%           1.4%
Pegasus Media & Communications, Inc.                     1.3%           1.2%
Argosy Gaming Company                                    1.3%           1.2%
American Tower, L.P.                                     1.2%           1.2%
Fleming Companies, Inc.                                  1.2%           1.1%
American Media Operations, Inc.                          1.2%           1.1%
Riverwood International Corporation                      1.1%           1.1%

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund
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PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SENIOR LOANS

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 3.1%
                     AEROSTRUCTURES CORPORATION                        NR       BB-
    $  1,136,000     Term Loan, maturing May 9, 2003                                  $    1,130,320
                     ALLIANT TECHSYSTEMS, INC.                        Ba2       BB-
       2,992,500     Term Loan, maturing April 20, 2009                                    3,008,211
                     DRS TECHNOLOGIES, INC.                           Ba3       BB-
         992,500     Term Loan, maturing September 30, 2008                                  999,530
                     TITAN CORPORATION                                Ba3       BB-
       2,000,000     Term Loan, maturing June 30, 2009                                     2,007,188
                     TRANSDIGM HOLDING CORPORATION                     B1        B+
         223,051     Term Loan, maturing May 15, 2006                                        223,005
         576,017     Term Loan, maturing May 15, 2007                                        575,897
                     UNITED DEFENSE INDUSTRIES, INC.                  Ba3       BB-
         780,510     Term Loan, maturing August 13, 2009                                     781,681
                                                                                      --------------
                                                                                          8,725,832
                                                                                      --------------
AUTOMOBILE: 3.3%
                     AFTERMARKET TECHNOLOGY CORPORATION               Ba2       BB-
         577,500     Term Loan, maturing February 8, 2008                                    578,703
         420,000     Term Loan, maturing February 8, 2008                                    420,875
                     COLLINS & AIKMAN PRODUCTS                        Ba3       BB-
         995,000     Term Loan, maturing December 31, 2005                                   995,710
                     POLYPORE, INC.                                   Ba3        B+
       1,496,250     Term Loan, maturing December 31, 2007                                 1,500,926
                     SAFELITE GLASS CORPORATION                        B3        B+
       2,765,576     Term Loan, maturing September 30, 2007                                2,696,436
       2,056,270     Term Loan, maturing September 30, 2007                                2,004,863
                     STONERIDGE, INC.                                 Ba3        BB
         997,500     Term Loan, maturing April 30, 2008                                      998,747
                                                                                      --------------
                                                                                          9,196,260
                                                                                      --------------
BEVERAGE, FOOD AND TOBACCO: 8.0%
                     AGRILINK FOODS, INC.                             Ba3        B+
       1,500,000     Term Loan, maturing June 30, 2008                                     1,503,750
                     AURORA FOODS, INC.                                B2        B-
       2,951,250     Term Loan, maturing September 30, 2006                                2,741,710
                     COTT BEVERAGES, INC.                             Ba3        BB
       1,893,109     Term Loan, maturing December 31, 2006                                 1,900,997
                     CP KELCO APS                                      B3        B+
       1,614,635     Term Loan, maturing March 31, 2008                                    1,454,714
         537,917     Term Loan, maturing September 30, 2008                                  484,394
                     DEAN FOODS COMPANY                                B3       BB+
       2,992,500     Term Loan, maturing July 15, 2008                                     3,004,554
                     FLEMING COMPANIES, INC.                          Ba2       BB+
         327,273     Revolving Loan, maturing June 18, 2007                                  314,182
       3,000,000     Term Loan, maturing June 19, 2008                                     2,973,126
                     FLOWERS FOODS, INC.                              Ba2       BBB-
       2,475,000     Term Loan, maturing March 26, 2007                                    2,489,954
                     INTERSTATE BRANDS CORPORATION                    Ba1       BBB-
       1,000,000     Term Loan, maturing July 19, 2007                                     1,004,625
       1,980,000     Term Loan, maturing July 19, 2007                                     1,987,425

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                     NATIONAL DAIRY HOLDINGS, L.P.                    Ba2       BB+
    $    997,500     Term Loan, maturing April 29, 2009                               $    1,001,657
                     SOUTHERN WINE & SPIRITS OF AMERICA, INC.         Ba3       BBB-
       1,250,000     Term Loan, maturing July 2, 2008                                      1,252,735
                                                                                      --------------
                                                                                          22,113,823
                                                                                      --------------
BUILDINGS AND REAL ESTATE: 1.2%
                     ASSOCIATED MATERIALS, INC.                       Ba3       BB-
         772,000     Term Loan, maturing April 19, 2009                                      776,343
                     MACERICH PARTNERSHIP, L.P.                       Ba2        NR
         500,000     Term Loan, maturing January 26, 2003                                    497,500
       2,000,000     Term Loan, maturing July 26, 2005                                     1,990,000
                                                                                      --------------
                                                                                           3,263,843
                                                                                      --------------
CABLE TELEVISION: 6.0%
                     CC VIII OPERATING, LLC                           Ba3       BB-
       2,985,000     Term Loan, maturing February 2, 2008                                  2,537,250
                     CENTURY CABLE HOLDINGS, LLC(1)                   Caa1       D
       1,000,000     Term Loan, maturing December 31, 2009                                   706,875
                     CHARTER COMMUNICATIONS OPERATING, LLC            Ba3        BB
       5,985,000     Term Loan, maturing March 18, 2008                                    5,177,025
                     FRONTIERVISION OPERATING PARTNERS, L.P.(1)        B2        D
       1,000,000     Revolving Loan, maturing October 31, 2005                               827,500
                     INSIGHT MIDWEST HOLDINGS, LLC                    Ba3       BB+
       3,000,000     Term Loan, maturing December 31, 2009                                 2,817,084
                     MCC IOWA MEDIACOM BROADBAND                      Ba3       BB+
       3,000,000     Term Loan, maturing September 30, 2010                                2,852,250
                     OLYMPUS CABLE HOLDINGS, LLC(2)                    B2        D
       2,250,000     Term Loan, maturing September 30, 2010                                1,802,045
                                                                                      --------------
                                                                                          16,720,029
                                                                                      --------------
CARGO TRANSPORT: 1.4%
                     OSHKOSH TRUCK COMPANY                            Ba1       BB+
         757,857     Term Loan, maturing January 31, 2007                                    761,884
                     RAILAMERICA, INC.                                Ba3        BB
         480,000     Term Loan, maturing May 23, 2009                                        481,140
       2,120,000     Term Loan, maturing May 23, 2009                                      2,125,035
         400,000     Term Loan, maturing May 23, 2009                                        400,950
                                                                                      --------------
                                                                                           3,769,009
                                                                                      --------------
CELLULAR COMMUNICATIONS: 3.4%
                     AIRGATE PCS, INC.                                 B2        B-
         175,896     Term Loan, maturing August 29, 2007                                     145,114
       1,537,459     Term Loan, maturing September 30, 2008                                1,268,404
                     AMERICAN CELLULAR CORPORATION                     B3       CCC-
         814,480     Term Loan, maturing March 31, 2008                                      556,392
         930,834     Term Loan, maturing March 31, 2009                                      635,876
                     MICROCELL CONNEXIONS, INC.                       Caa2      CCC
       1,496,417     Term Loan, maturing March 1, 2006                                       564,149
       2,000,000     Term Loan, maturing February 22, 2007                                   645,000

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
CELLULAR COMMUNICATIONS (CONTINUED)
                     NEXTEL FINANCE COMPANY                           Ba3       BB-
    $  5,000,000     Term Loan, maturing March 31, 2009                               $    4,230,000
                     WESTERN WIRELESS CORPORATION                      B1        B
       2,500,000     Term Loan, maturing March 31, 2008                                    1,496,875
                                                                                      --------------
                                                                                           9,541,810
                                                                                      --------------
CHEMICALS, PLASTICS AND RUBBER: 4.8%
                     EQUISTAR CHEMICALS, L.P.                         Ba2       BB+
         992,500     Term Loan, maturing August 24, 2007                                     995,756
                     GEO SPECIALITY CHEMICALS, INC.                    B1        B+
       1,838,571     Term Loan, maturing December 31, 2007                                 1,758,901
                     HUNTSMAN CORPORATION                              B3        NR
       1,450,000     Term Loan, maturing December 31, 2002                                 1,448,188
                     HUNTSMAN INTERNATIONAL, LLC                       B2        B+
       1,000,054     Term Loan, maturing June 30, 2007                                     1,002,033
         999,946     Term Loan, maturing June 30, 2008                                     1,001,925
                     INEOS GROUP HOLDINGS, PLC                        Ba3        BB
       2,403,737     Term Loan, maturing April 26, 2009                                    2,396,725
                     JOHNSONDIVERSEY, INC.                            Ba3       BB-
       2,000,000     Term Loan, maturing November 03, 2009                                 2,012,968
                     NOVEON, INC.                                      B1       BB-
         742,500     Term Loan, maturing September 30, 2008                                  744,687
                     OM GROUP, INC                                    Ba3        BB
       2,000,000     Term Loan, maturing April 1, 2007                                     2,001,750
                                                                                      --------------
                                                                                          13,362,933
                                                                                      --------------
CONTAINERS, PACKAGING AND GLASS: 5.3%
                     BERRY PLASTICS CORPORATION                        B1        B+
       2,000,000     Term Loan, maturing July 22, 2010                                     2,010,834
                     GRAPHIC PACKAGING CORPORATION                    Ba3        BB
         995,000     Term Loan, maturing February 28, 2009                                   997,488
                     GREIF BROS. CORPORATION                          Ba3        BB
       1,000,000     Term Loan, maturing August 23, 2009                                   1,000,000
                     JEFFERSON SMURFIT CORPORATION                    Ba3        B+
       2,000,000     Term Loan, maturing March 31, 2007                                    2,001,875
                     OWENS-ILLINOIS, INC.                              B1        BB
       1,529,600     Revolving Loan, maturing March 31, 2004                               1,476,064
                     RIVERWOOD INTERNATIONAL CORPORATION               B1        B
       3,000,000     Term Loan, maturing December 31, 2006                                 2,999,766
         156,667     Revolving Loan, maturing December 31, 2006                              153,240
                     SILGAN HOLDINGS, INC.                            Ba2       BB-
       1,000,000     Term Loan, maturing November 30, 2008                                 1,001,563
                     SMURFIT-STONE CONTAINER CANADA, INC.             Ba3        B+
         807,692     Term Loan, maturing June 30, 2009                                       807,995
                     STONE CONTAINER CORPORATION                      Ba3        B+
       2,192,308     Term Loan, maturing June 30, 2009                                     2,193,130
                                                                                      --------------
                                                                                          14,641,955
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 1.8%
                     FLOWSERVE CORPORATION                            Ba3       BB-
    $  1,000,000     Term Loan, maturing June 30, 2009                                $      999,270
                     NEPTUNE TECHNOLOGY GROUP, INC.                   Ba3       BB-
         979,254     Term Loan, maturing November 1, 2008                                    984,151
                     SPX CORPORATION                                  Ba2       BB+
       1,125,000     Term Loan, maturing September 30, 2009                                1,126,662
       1,875,000     Term Loan, maturing March 31, 2010                                    1,878,623
                                                                                      --------------
                                                                                           4,988,706
                                                                                      --------------
DIVERSIFIED/CONGLOMERATE SERVICE: 0.7%
                     IRON MOUNTAIN, INC.                              Ba3        BB
       1,000,000     Term Loan, maturing February 15, 2008                                 1,004,875
                     URS CORPORATION                                  Ba3       BB-
       1,000,000     Term Loan, maturing August 22, 2008                                     997,500
                                                                                      --------------
                                                                                           2,002,375
                                                                                      --------------
ECOLOGICAL: 0.6%
                     ALLIED WASTE NORTH AMERICA, INC.                 Ba3        BB
       1,846,539     Term Loan, maturing July 21, 2005                                     1,774,097
                                                                                      --------------
                                                                                           1,774,097
                                                                                      --------------
ELECTRONICS: 2.4%
                     DECISION ONE CORPORATION                          NR       CCC
       3,290,000     Term Loan, maturing April 18, 2005                                    2,796,500
                     SEAGATE TECHNOLOGY HDD HOLDINGS                  Ba1       BB+
       1,428,600     Term Loan, maturing May 13, 2007                                      1,426,457
         571,400     Term Loan, maturing May 13, 2007                                        570,543
                     TRANSACTION NETWORK SERVICES, INC.               Ba3       BB-
       1,885,639     Term Loan, maturing April 3, 2007                                     1,882,103
                                                                                      --------------
                                                                                           6,675,603
                                                                                      --------------
FARMING AND AGRICULTURE: 1.1%
                     SCOTTS COMPANY                                   Ba3        BB
       2,985,577     Term Loan, maturing December 31, 2007                                 3,001,541
                                                                                      --------------
                                                                                           3,001,541
                                                                                      --------------
FINANCE: 0.9%
                     RENT-A-CENTER, INC.                              Ba2        BB
         645,061     Term Loan, maturing January 31, 2006                                    643,691
       1,268,992     Term Loan, maturing January 31, 2007                                  1,266,295
                     VALUE ASSET MANAGEMENT, INC.                      B1        B+
         529,412     Term Loan, maturing April 28, 2003                                      520,147
                                                                                      --------------
                                                                                           2,430,133
                                                                                      --------------
GAMING: 3.8%
                     ALLIANCE GAMING CORPORATION                       B1        B+
       1,995,000     Term Loan, maturing December 31, 2006                                 2,009,963
                     ARGOSY GAMING COMPANY                            Ba2        BB
       3,465,000     Term Loan, maturing July 31, 2008                                     3,478,714
                     ISLE OF CAPRI CASINOS, INC.                      Ba2       BB-
         997,500     Term Loan, maturing April 26, 2008                                    1,003,200

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
GAMING (CONTINUED)
                     LAS VEGAS SANDS, INC.                             B2        B+
    $  1,000,000     Term Loan, maturing June 4, 2008                                 $    1,002,708
                     MANDALAY RESORT GROUP                            Ba2       BB+
       3,000,000     Term Loan, maturing August 22, 2006                                   3,000,939
                                                                                      --------------
                                                                                          10,495,524
                                                                                      --------------
GROCERY: 0.7%
                     GIANT EAGLE, INC.                                Ba2       BB+
       2,000,000     Term Loan, maturing August 2, 2009                                    2,006,250
                                                                                      --------------
                                                                                           2,006,250
                                                                                      --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 8.0%
                     ALLIANCE IMAGING, INC.                            B1        B+
         893,130     Term Loan, maturing November 2, 2006                                    875,267
       1,000,000     Term Loan, maturing June 10, 2008                                     1,000,833
                     ALPHARMA OPERATING CORPORATION                    B1       BB-
         660,549     Term Loan, maturing October 5, 2008                                     619,264
                     APRIA HEALTHCARE GROUP INC.                      Ba1       BBB-
       1,985,000     Term Loan, maturing July 20, 2007                                     1,985,310
                     CAREMARK RX, INC.                                Ba2       BB+
       2,493,750     Term Loan, maturing March 31, 2006                                    2,496,234
                     COMMUNITY HEALTH SYSTEMS, INC.                   Ba3       BB-
       3,000,000     Term Loan, maturing July 16, 2010                                     3,009,687
                     DAVITA, INC.                                     Ba3       BB-
       1,990,765     Term Loan, maturing March 31, 2009                                    1,997,360
                     EXPRESS SCRIPTS, INC.                            Ba1       BBB-
       2,000,000     Term Loan, maturing March 31, 2008                                    1,998,334
                     GENESIS HEALTH VENTURES, INC.                    Ba3       BB-
         693,291     Term Loan, maturing March 31, 2007                                      694,590
         985,950     Term Loan, maturing March 31, 2007                                      990,058
                     HCA, INC.                                        Ba1       BBB-
       1,462,500     Term Loan, maturing April 30, 2006                                    1,444,481
                     KINETIC CONCEPTS, INC.                           Ba3        B
       1,980,000     Term Loan, maturing March 31, 2006                                    1,981,238
                     MEDPOINTE, INC.                                   B1        B+
         992,500     Term Loan, maturing September 30, 2008                                  998,083
                     TRIAD HOSPITALS, INC.                            Ba3        B+
       1,983,636     Term Loan, maturing September 30, 2008                                1,999,010
                                                                                      --------------
                                                                                          22,089,749
                                                                                      --------------
INSURANCE: 0.2%
                     WHITE MOUNTAINS INSURANCE GROUP, LTD.            NR        BBB+
         493,750     Term Loan, maturing March 31, 2007                                      493,956
                                                                                      --------------
                                                                                             493,956
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, MOTION PICTURES, AND ENTERTAINMENT: 4.7%
                     AMF BOWLING WORLDWIDE, INC.                       B1        B
    $  1,000,000     Term Loan, maturing February 28, 2008                            $    1,000,625
                     BALLY TOTAL FITNESS HOLDING CORPORATION          Ba3        B+
         991,333     Term Loan, maturing November 10, 2004                                   991,333
                     LOEWS CINEPLEX ENTERTAINMENT
                     CORPORATION                                       NR        NR
       2,982,555     Term Loan, maturing February 29, 2008                                 2,945,274
                     METRO-GOLDWYN-MAYER STUDIOS, INC.                Ba3       BB-
       3,000,000     Term Loan, maturing June 30, 2008                                     3,001,875
                     REGAL CINEMAS, INC.                               B1       BB-
       1,000,000     Term Loan, maturing December 31, 2007                                 1,002,500
                     SIX FLAGS THEME PARKS, INC.                      Ba2       BB-
       3,000,000     Term Loan, maturing June 30, 2009                                     2,994,375
                     WFI GROUP, INC.                                   B1       BB+
       1,000,000     Term Loan, maturing July 14, 2004                                     1,000,938
                                                                                      --------------
                                                                                          12,936,920
                                                                                      --------------
LODGING: 3.8%
                     EXTENDED STAY AMERICA, INC.                      Ba3       BB-
       1,454,580     Term Loan, maturing January 15, 2008                                  1,457,307
                     HILTON HAWAIIAN VILLAGE, LLC                     Ba1       BBB-
       1,788,235     Revolving Loan, maturing June 1, 2003                                 1,774,824
                     KSL RECREATIONAL GROUP, INC.                     Ba3        B+
         326,460     Term Loan, maturing April 30, 2005                                      325,168
         326,460     Term Loan, maturing April 30, 2006                                      325,695
       2,310,000     Term Loan, maturing December 22, 2006                                 2,306,752
                     MERISTAR HOSPITALITY OPERATING
                       PARTNERSHIP, L.P.                               B1        B+
         150,000     Revolving Loan, maturing July 31, 2003                                  150,000
                     MERISTAR INVESTMENT PARTNERS                     Ba3        B
       2,110,555     Term Loan, maturing March 31, 2003                                    2,115,832
                     WYNDHAM INTERNATIONAL, INC.                       NR        B-
       1,164,299     Term Loan, maturing June 30, 2004                                       974,737
       1,460,393     Term Loan, maturing June 30, 2006                                     1,209,692
                                                                                      --------------
                                                                                          10,640,007
                                                                                      --------------
MACHINERY: 0.7%
                     ALLIANCE LAUNDRY HOLDINGS, LLC                   B1        B
       2,000,000     Term Loan, maturing August 02, 2007                                   1,992,084
                                                                                      --------------
                                                                                           1,992,084
                                                                                      --------------
OIL AND GAS: 2.6%
                     PACIFIC ENERGY GROUP, LLC                        Ba2       BBB-
       1,000,000     Term Loan, maturing July 26, 2009                                     1,001,875
                     PLAINS MARKETING, L.P.                           Ba2       BB+
       1,000,000     Term Loan, maturing September 21, 2007                                1,002,917
                     PMC COMPANY                                      Ba2       BB+
       1,980,000     Term Loan, maturing May 05, 2006                                      1,982,475
                     TESORO PETROLEUM CORPORATION                     Ba3       BB+
       1,987,820     Term Loan, maturing December 31, 2007                                 1,814,880
                     W-H ENERGY SERVICES, INC.                         NR        B+
       1,481,250     Term Loan, maturing April 16, 2007                                    1,486,805
                                                                                      --------------
                                                                                           7,288,952
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
OTHER TELECOMMUNICATIONS: 0.3%
                     BROADWING, INC.                                  Ba3        BB
    $    914,600     Term Loan, maturing November 09, 2004                            $      733,205
                                                                                      --------------
                                                                                             733,205
                                                                                      --------------
PERSONAL & NON DURABLE CONSUMER PRODUCTS: 3.7%
                     ARMKEL, LLC                                      Ba3        B+
         992,500     Term Loan, maturing March 28, 2009                                    1,000,386
                     BUHRMANN U.S., INC.                              Ba3       BB-
         961,700     Term Loan, maturing October 26, 2007                                    954,288
                     CHURCH & DWIGHT CO., INC.                        Ba2        BB
       1,000,000     Term Loan, maturing September 30, 2007                                1,007,946
                     JOSTENS, INC.                                     B1       BB-
       2,500,000     Term Loan, maturing December 31, 2009                                 2,504,948
                     NORWOOD PROMOTIONAL PRODUCTS, INC.                NR        NR
       1,584,678     Term Loan, maturing February 1, 2005                                  1,584,678
       1,070,729     Term Loan, maturing February 1, 2005(2)                                 556,243
         299,949     Term Loan, maturing February 1, 2005(2)                                      --
                     PLAYTEX PRODUCTS, INC.                           Ba3       BB-
       2,666,667     Term Loan, maturing May 31, 2009                                      2,670,000
                                                                                      --------------
                                                                                          10,278,489
                                                                                      --------------
PERSONAL, FOOD & MISCELLANEOUS: 3.0%
                     AFC ENTERPRISES, INC.                            Ba3        BB
         800,000     Term Loan, maturing May 23, 2009                                        802,100
                     COINMACH CORPORATION                              B1       BB-
         985,000     Term Loan, maturing July 25, 2009                                       990,910
                     DOMINOS, INC.                                    Ba3       BB-
       1,000,000     Term Loan, maturing June 30, 2008                                     1,003,750
                     NEW WORLD RESTAURANT GROUP, INC.                 Caa2      CCC+
       2,000,000     Secured Floating Rate Note, maturing
                       June 15, 2003                                                       1,800,000
                     OTIS SPUNKMEYER, INC.                             B1        B+
       2,000,000     Term Loan, maturing January 21, 2009                                  1,965,000
                     SC INTERNATIONAL SERVICES                        Ba1        BB
       1,830,525     Term Loan, maturing March 1, 2007                                     1,713,829
         143,624     Term Loan, maturing March 1, 2007                                       134,468
                                                                                      --------------
                                                                                           8,410,057
                                                                                      --------------
PRINTING AND PUBLISHING: 5.7%
                     ADAMS OUTDOOR ADVERTISING, L.P.                   B1        B+
       1,990,000     Term Loan, maturing February 8, 2008                                  1,997,463
                     ADVANSTAR COMMUNICATIONS, INC.                    B1        B
         462,444     Term Loan, maturing April 11, 2007                                      435,853
       1,000,000     Term Loan, maturing October 11, 2007                                    938,750
                     AMERICAN MEDIA OPERATIONS, INC.                  Ba3        B+
          66,925     Term Loan, maturing April 1, 2006                                        66,778
       3,160,461     Term Loan, maturing April 1, 2007                                     3,182,190
                     CANWEST MEDIA, INC.                              Ba3       BB-
         609,293     Term Loan, maturing May 15, 2008                                        611,577
         380,657     Term Loan, maturing May 15, 2009                                        382,085
                     LAMAR MEDIA CORPORATION                          Ba2       BB-
       1,700,000     Term Loan, maturing March 1, 2006                                     1,674,854
       1,000,000     Term Loan, maturing February 1, 2007                                  1,005,781

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING (CONTINUED)
                     READER'S DIGEST ASSOCIATIONS, INC.               Baa3      BB+
    $  3,000,000     Term Loan, maturing May 20, 2008                                 $    2,976,000
                     TRANSWESTERN PUBLISHING COMPANY                  Ba3        B+
       2,475,000     Term Loan, maturing June 27, 2008                                     2,487,375
                                                                                      --------------
                                                                                          15,758,706
                                                                                      --------------
RADIO AND TELEVISION BROADCASTING: 6.9%
                     BENEDEK BROADCASTING CORPORATION(1)               Ca        NR
       1,861,596     Term Loan, maturing November 20, 2007                                 1,851,822
                     CITADEL BROADCASTING COMPANY                     Ba3        B+
       2,000,000     Term Loan, maturing June 26, 2009                                     2,014,500
                     CUMULUS MEDIA, INC.                               B1        B
       2,000,000     Term Loan, maturing March 28, 2010                                    2,011,250
                     EMMIS OPERATING COMPANY                          Ba2        B+
         853,275     Term Loan, maturing February 28, 2009                                   851,461
       1,692,932     Term Loan, maturing August 31, 2009                                   1,696,900
                     FISHER BROADCASTING, INC.                        Ba3        B+
       1,500,000     Term Loan, maturing February 28, 2010                                 1,499,063
                     GRAY COMMUNICATIONS SYSTEMS, INC.                Ba3        B+
       1,000,000     Term Loan, maturing September 30, 2009                                1,001,875
                     PEGASUS MEDIA & COMMUNICATIONS, INC.              B3        B+
       3,935,038     Term Loan, maturing April 30, 2005                                    3,541,534
                     SINCLAIR BROADCAST GROUP, INC.                   Ba2        BB
       2,000,000     Term Loan, maturing December 31, 2009                                 2,004,062
                     SUSQUEHANNA MEDIA COMPANY                        Ba1       BB-
       2,493,750     Term Loan, maturing June 30, 2008                                     2,506,219
                                                                                      --------------
                                                                                          18,978,686
                                                                                      --------------
RETAIL STORES: 5.0%
                     ADVANCE STORES COMPANY, INC.                     Ba3       BB-
       2,000,000     Term Loan, maturing November 30, 2007                                 2,008,334
                     CH OPERATING, LLC                                 B2        B+
       1,586,207     Term Loan, maturing June 30, 2007                                     1,570,345
                     K MART CORPORATION                               Ba1       BBB
       1,500,000     Debtor in Possession Term Loan, maturing
                       April 22, 2004                                                      1,489,220
                     MURRAY'S DISCOUNT AUTO STORES, INC.               NR        B
       3,909,471     Term Loan, maturing June 30, 2003                                     3,884,286
                     PETCO ANIMAL SUPPLIES, INC.                       B1       BB-
       1,000,000     Term Loan, maturing October 2, 2008                                   1,005,000
                     RITE AID CORPORATION                              B2       BB-
       2,972,796     Term Loan, maturing June 27, 2005                                     2,928,203
                     SHOPPERS DRUG MART CORPORATION                   Ba1       BBB+
         952,941     Term Loan, maturing February 4, 2009                                    956,515
                                                                                      --------------
                                                                                          13,841,903
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT: 3.5%
                     AMERICAN TOWER, L.P.                              B2       BB-
    $  4,000,000     Term Loan, maturing June 30, 2007                                $    3,313,332
                     CROWN CASTLE OPERATING COMPANY                   Ba3       BB-
       3,400,000     Term Loan, maturing March 15, 2008                                    3,054,900
                     SPECTRASITE COMMUNICATIONS, INC.                  B3        CC
       1,000,000     Term Loan, maturing December 31, 2007                                   825,909
                     TSI TELECOMMUNICATION SERVICES, INC.             Ba3        B+
       2,500,000     Term Loan, maturing December 31, 2006                                 2,375,000
                                                                                      --------------
                                                                                           9,569,141
                                                                                      --------------
TEXTILES AND LEATHER: 1.3%
                     LEVI STRAUSS & CO.                               Ba3       BB+
         323,837     Revolving Loan, maturing August 29, 2003                                315,256
                     TARGUS GROUP, INC.                                NR        NR
       2,468,593     Term Loan, maturing August 31, 2006                                   2,258,763
                     WILLIAM CARTER COMPANY                           Ba3       BB-
         992,500     Term Loan, maturing September 30, 2008                                1,004,905
                                                                                      --------------
                                                                                           3,578,924
                                                                                      --------------
UTILITIES: 1.7%
                     MICHIGAN ELECTRIC TRANSMISSION COMPANY           Baa2      BB+
       1,000,000     Term Loan, maturing May 1, 2007                                       1,003,438
                     PIKE ELECTRIC, INC.                              Ba3       BB-
       1,788,235     Term Loan, maturing April 18, 2010                                    1,798,666
                     SOUTHERN CALIFORNIA EDISON COMPANY               Ba2        BB
       2,000,000     Term Loan, maturing March 1, 2005                                     1,980,000
                                                                                      --------------
                                                                                           4,782,104
                                                                                      --------------
                     TOTAL SENIOR LOANS -- 99.6%
                       (COST $284,154,307)                                               276,082,606
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
OTHER CORPORATE DEBT

FINANCE: 0.7%
                     VALUE ASSET MANAGEMENT, INC.                      B2        B
    $  2,000,000     Senior Subordinated Bridge, maturing
                       August 31, 2005                                                $    1,965,000
                                                                                      --------------
                     TOTAL OTHER CORPORATE DEBT -- 0.7%
                       (COST $1,990,000)                                                   1,965,000
                                                                                      --------------
EQUITIES AND OTHER ASSETS

                     Decision One Corporation
                       (92,638 Common Shares)@(R)                                     $      397,417
                     Murray's Discount Auto Stores, Inc.
                       (10 Common Shares)@(R)                                                 36,523
                     Murray's Discount Auto Stores, Inc.
                       (Warrants for 244 Common Shares,
                       Expires January 22, 2007)@(R)                                         896,985
                     New World Restaurant Group, Inc.
                       (Warrants for 2,000 Common Shares,
                       Expires June 15, 2006)@(R)                                             48,020
                     Safelite Glass Corporation (99,495 Common Shares)@(R)                 1,118,324
                     Safelite Realty (6,716 Common Shares)@(R)                                    --
                                                                                      --------------
                     TOTAL FOR EQUITIES AND OTHER ASSETS -- 0.9% (COST $20)                2,497,269
                                                                                      --------------
                     TOTAL LONG-TERM INVESTMENTS (COST $286,144,327)(3)               $  280,544,875

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER: 0.9%
    $  2,500,000     UBS Financial, Inc. 1.85% due
                       September 3, 2002                                                   2,499,743
                                                                                      --------------
                     Total Short-Term Investments
                       (cost $2,499,743)                                                   2,499,743
                                                                                      --------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $288,644,070)(3)                                102.1%   $  283,044,618
                     LIABILITIES IN EXCESS OF CASH AND OTHER
                       ASSETS -- NET                                          (2.1)%      (5,784,948)
                                                                             -----    --------------
                     NET ASSETS                                              100.0%   $  277,259,670
                                                                             =====    ==============

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(2)  Loan is on non-accrual basis.
(3) For federal income tax purposes, cost of investments (excluding short-term investments) is $286,144,327 and net unrealized depreciation consists of the following:

                     Gross Unrealized Appreciation               $    5,701,856
                     Gross Unrealized Depreciation                  (11,301,308)
                                                                 --------------
                       Net Unrealized Depreciation               $   (5,599,452)
                                                                 ==============

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at market value
 (cost $286,144,327)                                              $ 280,544,875
Short-term investments at amortized cost                              2,499,743
Cash                                                                    409,303
Receivables:
 Fund shares sold                                                       616,011
 Interest                                                             1,476,790
 Other                                                                    6,655
Reimbursement due from Manager                                           30,556
Prepaid expenses                                                         28,624
Prepaid arrangement fees on notes payable                               397,199
                                                                  -------------
   Total assets                                                     286,009,756
                                                                  -------------
LIABILITIES:
Notes payable                                                         8,000,000
Accrued interest payable                                                 17,749
Deferred arrangement fees                                               325,366
Payable to affiliates                                                   292,090
Other accrued expenses and liabilities                                  114,881
                                                                  -------------
   Total liabilities                                                  8,750,086
                                                                  -------------
NET ASSETS                                                        $ 277,259,670
                                                                  =============
NET ASSETS CONSIST OF:
 Paid-in capital                                                  $ 285,015,160
 Undistributed net investment income                                      5,189
 Accumulated net realized loss on investments                        (2,161,227)
 Net unrealized depreciation of investments                          (5,599,452)
                                                                  -------------
 NET ASSETS                                                       $ 277,259,670
                                                                  =============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2002 (Continued)(Unaudited)
--------------------------------------------------------------------------------

CLASS A:
 Net assets                                                         $  8,961,619
 Shares authorized                                                     unlimited
 Par value                                                          $       0.01
 Shares outstanding                                                      611,750
 Net asset value and redemption price per share                     $      14.65
 Maximum offering price per share (4.75%)(1)                        $      15.38
CLASS B:
 Net assets                                                         $ 16,613,168
 Shares authorized                                                     unlimited
 Par value                                                          $       0.01
 Shares outstanding                                                    1,134,228
 Net asset value and redemption price per share(2)                  $      14.65
 Maximum offering price per share                                   $      14.65
CLASS C:
 Net assets                                                         $ 31,555,794
 Shares authorized                                                     unlimited
 Par value                                                          $       0.01
 Shares outstanding                                                    2,154,302
 Net asset value and redemption price per share(2)                  $      14.65
 Maximum offering price per share                                   $      14.65
CLASS Q:
 Net assets                                                         $220,129,089
 Shares authorized                                                     unlimited
 Par value                                                          $       0.01
 Shares outstanding                                                   15,056,971
 Net asset value and redemption price per share                     $      14.62
 Maximum offering price per share                                   $      14.62

(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                            $ 8,000,234
Arrangement fees earned                                                  43,337
Other                                                                   203,857
                                                                    -----------
   Total investment income                                            8,247,428
                                                                    -----------
EXPENSES:
Investment management fees                                            1,081,181
Administrative fees                                                     135,145
Distribution and service fees:
   Class A                                                                5,386
   Class B                                                               77,067
   Class C                                                               97,507
   Class Q                                                              276,193
Transfer agent fees                                                     167,819
Printing expense                                                         31,877
Offering costs                                                           76,370
Interest                                                                123,487
Credit facility fees                                                     14,468
Recordkeeping and pricing fees                                           15,980
Professional fees                                                       107,530
Custody fees                                                             58,579
Trustees' fees                                                            2,949
Postage expense                                                           4,555
Insurance expense                                                         1,440
SEC Registration fees                                                    31,178
                                                                    -----------
   Total expenses                                                     2,308,711
                                                                    -----------
Less:
   Waived and reimbursed fees                                           248,676
                                                                    -----------
   Net expenses                                                       2,060,035
                                                                    -----------
Net investment income                                                 6,187,393
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                                        (64,073)
Net change in unrealized depreciation of investments                 (5,035,175)
                                                                    -----------
   Net realized and unrealized loss on investments                   (5,099,248)
                                                                    -----------
Increase in net assets resulting from operations                    $ 1,088,145
                                                                    ===========

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                                   AUGUST 31,      FEBRUARY 28,
                                                     2002             2002
                                                 -------------    -------------
                                                  (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $   6,187,393    $  12,986,849
Net realized loss on investments                       (64,073)      (2,097,154)
Net change in unrealized depreciation of
 investments                                        (5,035,175)        (787,358)
                                                 -------------    -------------
Net increase in net assets resulting from
 operations                                          1,088,145       10,102,337
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A                                            (101,163)         (53,413)
   Class B                                            (324,786)        (364,877)
   Class C                                            (544,821)        (561,580)
   Class Q                                          (5,241,730)     (12,767,384)
Net realized gain from investments
   Class Q                                                  --          (54,347)
                                                 -------------    -------------
   Total distributions                              (6,212,500)     (13,801,601)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                    32,783,465      153,881,286
Shares resulting from dividend reinvestments         5,842,480       13,451,986
                                                 -------------    -------------
                                                    38,625,945      167,333,272
Cost of shares repurchased                          (5,849,056)      (8,123,001)
                                                 -------------    -------------
Net increase in net assets resulting from
 capital share transactions                         32,776,889      159,210,271
                                                 -------------    -------------
Net increase in net assets                          27,652,534      155,511,007
                                                 -------------    -------------
NET ASSETS:
   Beginning of period                             249,607,136       94,096,129
                                                 -------------    -------------
   End of period                                 $ 277,259,670    $ 249,607,136
                                                 =============    =============
Undistributed net investment income at
 end of period                                   $       5,189    $      30,296
                                                 =============    =============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                $   6,996,175
 Facility fees paid                                                      48,316
 Arrangement fees received                                              320,741
 Other income received                                                  200,967
 Interest paid                                                         (127,995)
 Other operating expenses paid                                       (1,735,022)
 Purchases of portfolio securities                                 (144,783,945)
 Proceeds from disposition of portfolio securities                  111,674,685
                                                                  -------------
   Net cash used for operating activities                           (27,406,078)
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Distributions paid to common shareholders                             (370,020)
 Proceeds from capital shares sold                                   32,648,073
 Disbursements for capital shares repurchased                        (5,849,056)
                                                                  -------------
   Net cash provided by financing activities                         26,428,997
                                                                  -------------
Net decrease in cash                                                   (977,081)
Cash at beginning of year                                             1,386,384
                                                                  -------------
Cash at end of period                                             $     409,303
                                                                  =============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets resulting from operations              $   1,088,145
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Change in unrealized appreciation on investments                   5,035,175
   Net accretion of discounts on investments                           (828,038)
   Realized loss on sale of investments                                  64,073
   Purchases of investments                                        (144,783,945)
   Proceeds on sale of investments                                  111,674,685
   Increase in interest receivable                                     (176,021)
   Decrease in prepaid arrangement fees on notes payable                 62,784
   Decrease in prepaid expenses and other assets                          1,031
   Decrease in reimbursement due from Manager                            47,379
   Decrease in deferred offering costs                                   76,370
   Increase in deferred arrangement fees                                277,404
   Decrease in accrued interest payable                                  (4,508)
   Increase in payable to affiliates                                     56,787
   Increase in other accrued expenses and liabilities                     2,601
                                                                  -------------
   Total adjustments                                                (28,494,223)
                                                                  -------------
    Net cash used for operating activities                        $ (27,406,078)
                                                                  =============
NON CASH FINANCING ACTIVITIES
   Receivable for shares sold                                     $     616,011
   Reinvestment of dividends                                      $   5,842,480

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                                      ING SENIOR INCOME FUND
--------------------------------------------------------------------------------

                                                                             CLASS A                  CLASS B
                                                                     -----------------------  ------------------------
                                                                     SIX MONTHS    PERIOD     SIX MONTHS     PERIOD
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                     AUGUST 31,  FEBRUARY 28,  AUGUST 31,  FEBRUARY 28,
                                                                        2002       2002(1)       2002        2002(1)
                                                                       -------     -------      -------      -------
                                                                     (UNAUDITED)              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $      14.92       15.00        14.92        15.00
 Income from investment operations:
 Net investment income                                            $       0.35        0.81         0.32         0.75
 Net realized and unrealized loss on investments                  $      (0.26)      (0.09)       (0.27)       (0.10)
 Total from investment operations                                 $       0.09        0.72         0.05         0.65
 Less distributions from:
 Net investment income                                            $       0.36        0.80         0.32         0.73
 Net asset value, end of period                                   $      14.65       14.92        14.65        14.92
 TOTAL RETURN(3)                                                  %       0.56        4.92         0.31         4.45
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      8,962       2,411       16,613       12,776
 Average borrowings (000's)(7)                                    $      9,691      19,797        9,691       19,797
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %       1.39        1.47         1.86         1.96
 Gross expenses(4)(5)                                             %       1.48        1.73         1.97         2.23
 Net investment income(4)(5)                                      %       4.73        5.58         4.22         5.19
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %       1.54        1.82         2.28         2.29
 Gross expenses(4)(5)                                             %       1.64        2.07         2.38         2.54
 Net investment income(4)(5)                                      %       4.57        5.26         3.80         4.89
 Portfolio turnover rate                                          %         43          65           43           65
 Shares outstanding at end of period (000's)                               612         162        1,134          856

                                                                            CLASS C
                                                                     -----------------------
                                                                     SIX MONTHS    PERIOD
                                                                        ENDED       ENDED
                                                                      AUGUST 31,  AUGUST 31,
                                                                        2002       2002(1)
                                                                       -------     -------
                                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $      14.92       15.00
 Income from investment operations:
 Net investment income                                            $       0.32        0.75
 Net realized and unrealized loss on investments                  $      (0.27)      (0.10)
 Total from investment operations                                 $       0.05        0.65
 Less distributions from:
 Net investment income                                            $       0.32        0.73
 Net asset value, end of period                                   $      14.65       14.92
 TOTAL RETURN(3)                                                  %       0.31        4.45
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $     31,556      19,391
 Average borrowings (000's)(7)                                    $      9,691      19,797
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %       1.86        1.96
 Gross expenses(4)(5)                                             %       1.97        2.23
 Net investment income(4)(5)                                      %       4.22        5.20
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %       2.03        2.29
 Gross expenses(4)(5)                                             %       2.13        2.54
 Net investment income(4)(5)                                      %       4.05        4.89
 Portfolio turnover rate                                          %         43          65
 Shares outstanding at end of period (000's)                             2,154       1,300

                                                                                             CLASS Q(6)
                                                                      ----------------------------------------------------------
                                                                        SIX MONTHS            YEAR               PERIOD
                                                                          ENDED              ENDED                ENDED
                                                                      AUGUST 31, 2002   FEBRUARY 28, 2002   FEBRUARY 28, 2001(2)
                                                                      ---------------   -----------------   --------------------
                                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $         14.89             15.30               15.02
 Income from investment operations:
 Net investment income                                            $          0.36              0.81                0.14
 Net realized and unrealized gain (loss) on investments           $         (0.27)            (0.32)               0.14
 Total from investment operations                                 $          0.09              0.49                0.28
 Less distributions from:
 Net investment income                                            $          0.36              0.90                  --
 Net asset value, end of period                                   $         14.62             14.89               15.30
 TOTAL RETURN(3)                                                  %          0.56              3.73                1.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $       220,129           215,029              94,096
 Average borrowings (000's)(7)                                    $         9,691            19,797                  --
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %          1.36              1.43                  --
 Gross expenses(4)(5)                                             %          1.47              1.63                1.85
 Net investment income(4)(5)                                      %          4.72              5.94                7.00
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
 Expenses (before interest and other fees related to revolving
  credit facility)(4)(5)                                          %          1.54              1.70                  --
 Gross expenses(4)(5)                                             %          1.64              1.90                1.85
 Net investment income(4)(5)                                      %          4.54              5.67                7.00
 Portfolio turnover rate                                          %            43                65                  11
 Shares outstanding at end of period (000's)                               15,057            14,439               6,152

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3)  Total returns are not annualized for periods of less than one year.
(4)  Annualized for periods less than one year.
(5) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.
(7)  Based on the active days of borrowing.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Senior Income Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to Lion Connecticut Holdings, Inc., the parent company of the Fund's manager, ING Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. Class A shares are subject to a sales charge of 4.75%. Class A shares are also subject to an Early Withdrawl Charge ("EWC") of 1% over the two-year period after purchase. Class A shares are available upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an early withdrawal charge of up to 3.0% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income from all portfolios pro rata on the average daily net assets of each class, without distinction between share classes. Dividends for each class are based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in the per share dividend rates generally result from the relative weighting of pro rata income and realized gains allocations and from differences in separate class expenses, including distribution fees and shareholder servicing fees. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "'33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     The Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan,

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Short-term investments are carried at amortized cost.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of February 28, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $2,089,802 which are scheduled to expire through February 28, 2011. The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryfoward has been fully utilized or expires.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees on revolving credit facilities, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on the ex-date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles for items such as the treatment of short term capital gains. These "book/tax" differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. ORGANIZATION EXPENSES AND OFFERING COSTS. Costs incurred with the organization of the Fund were expensed as incurred. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve-month period on a straight-line basis.

F. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 -- INVESTMENTS

For the six-month period ended August 31, 2002, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $142,328,600 and $111,674,685, respectively. At August 31, 2002, the Fund held senior loans valued at $276,082,606 representing 98.4% of its total investments (excluding short-term investments). The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Fund acquires a participation in a co-lender's interest in a loan and the Fund does not have privity with or direct recourse against the corporate issuer. Accordingly, the Fund may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with senior loans held by the Fund. These shares are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Fund will obtain quotes from dealers who periodically trade in such securities where such quotes are availiable. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                    DATE OF          COST OR
                                                                  ACQUISITION     ASSIGNED BASIS
                                                                 -------------   ---------------
Safelite Glass Corporation -- Common Stock                           4/30/01          $  --
Safelite Realty -- Common Stock                                      4/30/01             --
Murray Discount Auto Stores, Inc. -- Warrants                       11/30/01             --
New World Coffee Manhattan Bagels, Inc. -- Warrants                 02/20/02             20
Decision One Corporation -- Common Stock                            09/27/01             --
                                                                                      -----
Total restricted securities excluding senior loans (market value
 of $2,497,269 was 0.90% of net assets at August 31, 2002)                            $  20
                                                                                      =====

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets").

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 4 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc., the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

          CLASS A         CLASS B         CLASS C         CLASS Q
          -------         -------         -------         -------
           0.25%           1.00%           0.75%           0.25%

During the period ended August 31, 2002, the Distributer waived 0.25% of the Service Fee on Class B only.

NOTE 5 -- EXPENSE LIMITATIONS

The  Investment  Manager has  voluntarily  agreed to limit  expenses,  excluding
interest,    taxes,    brokerage   commissions,    leverage   expenses,    other
investment-related costs and extraordinary expenses, to the following:

     Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 1.20% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

NOTE 6 -- COMMITMENTS

The Fund has entered into a five-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $100 million maturing June 13, 2006. Borrowing rates under this agreement are based on a Commercial Paper Pass through rate plus 0.40% on the funded portion. A commitment fee of 0.10% is charged on the unused portion of the facility. The amount of borrowings outstanding at August 31, 2002 was $8.0 million at an interest rate of 1.89%. The amount of borrowings represented 2.8% of net assets plus borrowings at August 31, 2002. Average borrowings for the six months ended August 31, 2002 was $9,691,176 and the average annualized cost of borrowing was 2.85%.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 7 -- SENIOR LOAN PARTICIPATION COMMITMENTS

At August 31, 2002, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                     $  286,645
Fleming Companies, Inc.                                                  672,727
Frontiervision Operating Partners, L.P.                                  500,000
Hilton Hawaiian Village, LLC                                             211,765
Huntsman Corporation                                                     550,000
Levi Strauss & Co.                                                     1,676,163
Meristar Hospitality Operating Partnership, L.P.                         750,000
Six Flags Theme Parks, Inc.                                            1,000,000
Owens-Illinois, Inc.                                                     470,400
Riverwood International Corp.                                            843,333
                                                                      ----------
                                                                      $6,961,033
                                                                      ==========

NOTE 8 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2002, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

   ACCRUED INVESTMENT         ACCRUED         ACCRUED DISTRIBUTION
     MANAGEMENT FEES    ADMINISTRATIVE FEES     AND SERVICE FEES       TOTAL
     ---------------    -------------------     ----------------       -----
       $  189,899             $23,737               $78,454          $292,090

At August 31, 2002, Lion Connecticut Holdings, Inc., a wholly-owned indirect subsidiary of ING Groep N.V., held 76.3% of the shares outstanding of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

NOTE 9 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.

There were no earning credits for the six months ended August 31, 2002.

NOTE 10 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2002, the Fund held 2.3% of its total assets in subordinated loans and unsecured loans.

NOTE 11 -- RESCISSION OFFER

Certain of the Fund's Class B shares sold during the period of April 25, 2002 to June 28, 2002 ("Rescission Period") were not registered with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. During the Rescission Period, up to 101,617 shares were sold without registration. In August 2002, the Fund filed a Registration Statement on Form N-2 offering to repurchase the unregistered Class B shares sold during the Rescission Period ("Rescission Offer"). The Investment Manager has agreed to pay the special costs of the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) and any net loss to the Fund resulting from the Rescission Offer.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 12 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                        CLASS A SHARES                      CLASS B SHARES
                                                ------------------------------      ------------------------------
                                                 SIX MONTHS      APRIL 2, 2001(1)    SIX MONTHS     APRIL 2, 2001(1)
                                                    ENDED               TO             ENDED               TO
                                                 AUGUST 31,        FEBRUARY 28,      AUGUST 31,       FEBRUARY 28,
                                                    2002               2002             2002              2002
                                                ------------      ------------      ------------      ------------
                                                 (UNAUDITED)                        (UNAUDITED)
NUMBER OF SHARES
Shares sold                                          470,633           178,745           369,085           898,438
Shares issued as reinvestments of dividends            5,628             3,113            10,806            13,329
Shares redeemed                                      (26,136)          (20,233)         (102,041)          (55,389)
                                                ------------      ------------      ------------      ------------
Net increase in shares outstanding                   450,125           161,625           277,850           856,378
                                                ============      ============      ============      ============
DOLLAR AMOUNT ($)
Shares sold                                     $  6,967,854      $  2,671,160      $  5,517,352      $ 13,454,949
Shares issued as reinvestments of dividends           83,496            46,451           160,829           198,883
Shares redeemed                                     (388,684)         (300,937)       (1,520,925)         (825,942)
                                                ------------      ------------      ------------      ------------
Net increase                                    $  6,662,666      $  2,416,674      $  4,157,256      $ 12,827,890
                                                ============      ============      ============      ============

                                                CLASS C SHARES                                CLASS Q SHARES
                                       -------------------------------     ------------------------------------------------------
                                        SIX MONTHS      APRIL 2, 2001(1)    SIX MONTHS           YEAR        DECEMBER 15, 2000(2)
                                          ENDED               TO              ENDED             ENDED                TO
                                        AUGUST 31,        FEBRUARY 28,      AUGUST 31,        FEBRUARY 28,        FEBRUARY 28,
                                           2002              2002              2002              2002                2001
                                       -------------     -------------     -------------     -------------       -------------
                                        (UNAUDITED)                           (UNAUDITED)
NUMBER OF SHARES
Shares sold                                1,017,281         1,605,545           344,309        11,143,439           9,242,684
Shares issued as reinvestments of
 dividends                                    28,260            27,934           348,316           883,363                  --
Shares adjustment resulting from
 reverse stock-split                              --                --                --        (6,696,383)(3)              --
Shares redeemed                             (190,849)         (333,869)          (74,314)         (134,443)                 --
                                       -------------     -------------     -------------     -------------       -------------
Net increase in shares outstanding           854,692         1,299,610           618,311         5,195,976           9,242,684
                                       =============     =============     =============     =============       =============
DOLLAR AMOUNT ($)
Shares sold                            $  15,154,123     $  24,067,664     $   5,144,136     $ 113,687,513       $  93,000,000
Shares issued as reinvestments of
 dividends                                   420,288           416,985         5,177,867        12,789,667                  --
Shares redeemed                           (2,835,264)       (5,001,438)       (1,104,183)       (1,994,684)                 --
                                       -------------     -------------     -------------     -------------       -------------
Net increase                           $  12,739,147     $  19,483,211     $   9,217,820     $ 124,482,496       $  93,000,000
                                       =============     =============     =============     =============       =============

(1)  CLASSES A, B AND C COMMENCED OFFERING OF SHARES ON APRIL 2, 2001.
(2)  CLASS Q COMMENCED OPERATIONS ON DECEMBER 15, 2000.
(3) ON MARCH 30, 2001, THE MANAGEMENT OF THE FUND EFFECTUATED A REVERSE STOCK SPLIT OF 0.6656 OF A SHARE FOR ONE SHARE TO ACHIEVE A NET ASSET VALUE OF $15.00 PER SHARE.

NOTE 13 -- SUBSEQUENT EVENTS

Subsequent to August 31, 2002, the Fund declared the following dividends:

    PER SHARE AMOUNT   TYPE   DECLARATION DATE   RECORD DATE   PAYABLE DATE
    ----------------   ----   ----------------   -----------   ------------
      $0.00188(A)       NII        Daily            Daily        04/01/02
      $0.00168(B)       NII        Daily            Daily        04/01/02
      $0.00200(A)       NII        Daily            Daily        05/01/02
      $0.00179(B)       NII        Daily            Daily        05/01/02

NII -- Net Investment Income

(A) For Class A and Q shares.

(B) For Class B and C shares.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund is managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below:

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
NON-INTERESTED TRUSTEES:

Paul S. Doherty                     Trustee       1-16-01 to     Mr. Doherty is President           102       Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                      Present        and Partner, Doherty,                        Trustee of The GCG
Scottsdale, Arizona 85258                                        Wallace, Pillsbury and                       Trust (February 2002
Age: 68                                                          Murphy, P.C., Attorneys                      to Present).
                                                                 (1996 to present); Director
                                                                 of Tambrands, Inc. (1993
                                                                 to 1998); and Trustee of
                                                                 each of the funds
                                                                 managed by Northstar
                                                                 Investment Management
                                                                 Corporation (1993 to
                                                                 1999).

J. Michael Earley                   Trustee       2-26-02 to     President and Chief                102       Mr. Earley is a
7337 E. Doubletree Ranch Rd.                      Present        Executive Officer of                         Trustee of The GCG
Scottsdale, Arizona 85258                                        Bankers Trust Company,                       Trust (1997 to
Age: 57                                                          N.A. (1992 to Present).                      Present).

R. Barbara Gitenstein               Trustee       2-26-02 to     President of the College of        102       Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                      Present        New Jersey (1999 to                          Trustee of The GCG
Scottsdale, Arizona 85258                                        Present); Executive Vice                     Trust (1997 to
Age: 54                                                          President and Provost at                     Present).
                                                                 Drake University (1992 to
                                                                 1998).

Walter H. May                       Trustee       1-16-01 to     Retired. Mr. May was               102       Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.                      Present        formerly Managing                            of the Best Prep
Scottsdale, Arizona 85258                                        Director and Director of                     Charity (1991 to
Age: 65                                                          Marketing for Piper                          Present) and The GCG
                                                                 Jaffray, Inc., an investment                 Trust (February 2002
                                                                 banking/underwriting firm.                   to Present).
                                                                 Mr. May was formerly a
                                                                 Trustee of each of the
                                                                 funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation
                                                                 (1996 to 1999).

Jock Patton                         Trustee       1-16-01 to     Private Investor. Mr. Patton       102       Mr. Patton is a
7337 E. Doubletree Ranch Rd.                      Present        was formerly Director and                    Trustee of The GCG
Scottsdale, Arizona 85258                                        Chief Executive Officer of                   Trust (February 2002
Age: 56                                                          Rainbow Multimedia                           to Present) and
                                                                 Group, Inc. (January 1999                    Director of Hypercom,
                                                                 to December 2001);                           Inc. (January 1999 to
                                                                 Director of Stuart                           Present); JDA Software
                                                                 Entertainment, Inc.;                         Group, Inc. (January
                                                                 Director of Artisoft, Inc.                   1999 to Present);
                                                                 (1994 to 1998); President                    Buick of Scottsdale,
                                                                 and co-owner of StockVal,                    Inc.; National
                                                                 Inc. (November 1992 to                       Airlines, Inc.; BG
                                                                 June 1997) and a Partner                     Associates, Inc.; BK
                                                                 and Director at Streich,                     Entertainment, Inc.;
                                                                 Lang P.A. (1972 to 1993).                    and Arizona
                                                                                                              Rotorcraft, Inc.

                            ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
NON-INTERESTED TRUSTEES:

David W.C. Putnam                   Trustee       1-16-01 to     President and Director of          102       Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                      Present        F.L. Putnam Securities                       Trustee of The GCG
Scottsdale, Arizona 85258                                        Company, Inc. and its                        Trust (February 2002
Age: 63                                                          affiliates. Mr. Putnam is                    to Present) and
                                                                 also President, Secretary                    Director of F.L.
                                                                 and Trustee of The                           Putnam Securities
                                                                 Principled Equity Market                     Company, Inc. (June
                                                                 Fund. Mr. Putnam was                         1978 to Present); F.L.
                                                                 formerly a Director/Trustee                  Putnam Investment
                                                                 of Trust Realty Corp.;                       Management Company
                                                                 Anchor Investment Trust;                     (December 2001 to
                                                                 Bow Ridge Mining                             Present); Asian
                                                                 Company and each of the                      American Bank and
                                                                 funds managed by                             Trust Company (June
                                                                 Northstar Investment                         1992 to Present); and
                                                                 Management Corporation                       Notre Dame Health Care
                                                                 (1994 to 1999).                              Center (1991 to
                                                                                                              Present). He is also a
                                                                                                              Trustee of The
                                                                                                              Principled Equity
                                                                                                              Market Fund (November
                                                                                                              1996 to Present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              Present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to Present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              Present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to Present); and
                                                                                                              an Honorary Trustee of
                                                                                                              Mercy Hospital (1973
                                                                                                              to Present).

Blaine E. Rieke                     Trustee       2-26-01 to     General Partner of                 102       Mr. Rieke is a Trustee
7337 E. Doubletree Ranch Rd.                      Present        Huntington Partners, an                      of the Morgan Chase
Scottsdale, Arizona 85258                                        investment partnership                       Trust Co. (January
Age: 69                                                          (1997 to Present). Mr.                       1998 to Present) and
                                                                 Rieke was formerly                           The GCG Trust
                                                                 Chairman and Chief                           (February 2002 to
                                                                 Executive Officer of Firstar                 Present).
                                                                 Trust Company (1973 to
                                                                 1996). Mr. Rieke was
                                                                 formerly the Chairman of
                                                                 the Board and a Trustee of
                                                                 each of the funds
                                                                 managed by ING
                                                                 Investment Management
                                                                 Co. LLC (1998 to 2001).

Roger B. Vincent                    Trustee       2-26-02 to     President of Springwell            102       Mr. Vincent is a
7337 E. Doubletree Ranch Rd.                      Present        Corporation, a corporate                     Trustee of The GCG
Scottsdale, Arizona 85258                                        advisory firm (1989 to                       Trust (1994 to
Age: 57                                                          Present). Mr. Vincent was                    Present) and Director
                                                                 formerly a Director of                       of AmeriGas Propane,
                                                                 Tatham Offshore, Inc.                        Inc. (1998 to Present)
                                                                 (1996 to 2000) and
                                                                 Petrolane, Inc. (1993 to
                                                                 1995).

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
NON-INTERESTED TRUSTEES:

Richard A. Wedemeyer                Trustee       2-26-01 to     Vice President - Finance           102       Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                      Present        and Administration -- of                     Trustee of Touchstone
Scottsdale, Arizona 85258                                        the Channel Corporation,                     Consulting Group (1997
Age: 66                                                          an importer of specialty                     to Present) and The
                                                                 alloy aluminum products                      GCG Trust (February
                                                                 (1996 to Present). Mr.                       2002 to Present).
                                                                 Wedemeyer was formerly
                                                                 Vice President -- Finance
                                                                 and Administration -- of
                                                                 Performance Advantage,
                                                                 Inc., a provider of training
                                                                 and consultation services
                                                                 (1992 to 1996), and Vice
                                                                 President, Operations and
                                                                 Administration, of Jim
                                                                 Henson Productions (1979
                                                                 to 1997). Mr. Wedemeyer
                                                                 was formerly a Trustee of
                                                                 First Choice Funds (1997 to
                                                                 2001). Mr. Wedemeyer was
                                                                 also a Trustee of each of
                                                                 the funds managed by ING
                                                                 Investment Management
                                                                 Co. LLC (1998 to 2001).

Interested Trustees:

R. Glenn Hilliard(1)                Trustee       2-26-02 to     Chairman and CEO of ING            102       Mr. Hilliard is a
7337 E. Doubletree Ranch Rd.                      Present        Americas and a member of                     Trustee of The GCG
Scottsdale, Arizona 85258                                        its Americas Executive                       Trust (February 2002
Age: 59                                                          Committee (1999 to                           to Present); and
                                                                 Present). Mr. Hilliard was                   serves as a member of
                                                                 formerly Chairman and                        the Board of Directors
                                                                 CEO of ING North America,                    of the Clemson
                                                                 encompassing the U.S.,                       University Foundation,
                                                                 Mexico and Canada                            the Board of
                                                                 regions (1994 to 1999).                      Councilors for the
                                                                                                              Carter Center, Trustee
                                                                                                              of the Woodruff Arts
                                                                                                              Center and sits on the
                                                                                                              Board of Directors for
                                                                                                              the High Museum of
                                                                                                              Art.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INTERESTED TRUSTEES:

Thomas J. McInerney(2)              Trustee       2-26-01 to     Chief Executive Officer,           154       Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                      Present        ING U.S. Financial Services                  as a Director/Trustee
Scottsdale, Arizona 85258                                        (September 2001 to                           of Aeltus Investment
Age: 46                                                          Present) and member of                       Management, Inc. (1997
                                                                 ING Americas Executive                       to Present); and each
                                                                 Committee (2001 to                           of the ING Funds
                                                                 Present); President, Chief                   (February 2001 to
                                                                 Executive Officer and                        Present); the
                                                                 Director of Northern Life                    Ameribest Life
                                                                 Insurance Company (2001                      Insurance Co. (2001 to
                                                                 to Present); and President                   Present); ING
                                                                 and Director of ING Life                     Equitable Life (2001
                                                                 Insurance and Annuity                        to Present); First
                                                                 Company (1997 to                             Columbine Life
                                                                 Present), ING Retirement                     Insurance Co. (2001 to
                                                                 Holdings, Inc. (1997 to                      Present); Golden
                                                                 Present), ING Aeltus                         American Life
                                                                 Holdings Company Inc.                        Insurance Co. (2001 to
                                                                 (2000 to Present), and ING                   Present); ING Life of
                                                                 Retail Holding Company                       Georgia (2001 to
                                                                 (2000 to Present). Mr.                       Present); Midwestern
                                                                 McInerney was formerly                       United Life Insurance
                                                                 General Manager and                          Co.; ReliaStar Life
                                                                 Chief Executive Officer of                   Insurance Co. (2001 to
                                                                 ING Worksite Division                        Present); ING Security
                                                                 (December 2000 to                            Life (2001 to
                                                                 October 2001); President                     Present); Security
                                                                 of Aetna Financial Services                  Connecticut Life
                                                                 (August 1997 to December                     Insurance Co. (2001 to
                                                                 2000); Head of National                      Present); ING
                                                                 Accounts and Core Sales                      Southland Life (2001
                                                                 and Marketing for Aetna                      to Present); ING USG
                                                                 U.S. Healthcare (April 1996                  Annuity (2001 to
                                                                 to March 1997); Head of                      Present); and ING
                                                                 Corporate Strategies for                     United Life (March
                                                                 Aetna Inc. (July 1995 to                     2001 to Present); and
                                                                 April 1996), and has held a                  a Trustee of The GCG
                                                                 variety of line and                          Trust (February 2002
                                                                 corporate staff positions                    to Present). Mr.
                                                                 since 1978.                                  McInerney is a member
                                                                                                              of the Board of the
                                                                                                              National Commission on
                                                                                                              Retirement Policy; the
                                                                                                              Governor's Council on
                                                                                                              Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut; the Board
                                                                                                              of Directors of the
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association; the Board
                                                                                                              of Trustees of the
                                                                                                              Bushnell; the Board
                                                                                                              for the Connecticut
                                                                                                              Forum; and the Board
                                                                                                              of the Metro Hartford
                                                                                                              Chamber of Commerce;
                                                                                                              and is Chairman of
                                                                                                              Concerned Citizens for
                                                                                                              Effective Government.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INTERESTED TRUSTEES:

John G. Turner(3)                   Chairman and  1-16-01 to     President, Turner                  102       Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.        Trustee       Present        Investment Company                           member of the Board of
Scottsdale, Arizona 85258                                        (January 2002 to Present).                   The GCG Trust. Mr.
Age: 63                                                          Mr. Turner was formerly                      Turner also serves as
                                                                 Vice Chairman of ING                         Director of the Hormel
                                                                 Americas (2000 to 2001);                     Foods Corporation (May
                                                                 Chairman and Chief                           2000 to Present);
                                                                 Executive Officer of                         Shopko Stores, Inc.
                                                                 ReliaStar Financial Corp.                    to Present); and M.A.
                                                                 and ReliaStar Life                           (August 1999 Mortenson
                                                                 Insurance Company (1993                      Co. (March 2002 to
                                                                 to 2000); Chairman of                        Present).
                                                                 ReliaStar United Services
                                                                 Life Insurance Company
                                                                 (1995 to 1998); Chairman
                                                                 of ReliaStar Life Insurance
                                                                 Company of New York
                                                                 (1995 to 2001); Chairman
                                                                 of Northern Life Insurance
                                                                 Company (1992 to 2001);
                                                                 Chairman and
                                                                 Director/Trustee of the
                                                                 Northstar affiliated
                                                                 investment companies
                                                                 (1993 to 2001) and
                                                                 Director, Northstar
                                                                 Investment Management
                                                                 Corporation and its
                                                                 affiliates (1993 to 1999).

----------
(1) Mr. Hilliard is an "interested person," as defined in the 1940 Act, because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person," as defined in the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.
(3)  Mr. Turner is an "interested  person," as defined in the 1940 Act,  because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                              TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                    DURING THE
          AND AGE                HELD WITH THE TRUST            TIME SERVED                   PAST FIVE YEARS
          -------                -------------------            -----------                   ---------------
OFFICERS:

James M. Hennessy              Chief Executive Officer,    January 2001 - Present    President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.   President and Chief                                   ING Capital Corporation, LLC, ING
Scottsdale, Arizona 85258      Operating Officer                                     Funds Services, LLC, ING Advisors, Inc.,
Age: 53                                                                              ING Investments, LLC, Lexington Funds
                               Secretary                   January 2001 -            Distributor, Inc., Express America TC Inc.
                                                           February 2001             and EAMC Liquidation Corp. (since
                                                                                     December 2001); Executive Vice
                                                                                     President and Chief Operating Officer
                                                                                     ING Quantitative Management, Inc.
                                                                                     (since October 2001) and ING Funds
                                                                                     Distributor, LLC (since June 2000).
                                                                                     Formerly, Senior Executive Vice
                                                                                     President (June 2000 - December 2000)
                                                                                     and Secretary (April 1995 - December
                                                                                     2000) ING Capital Corporation, LLC, ING
                                                                                     Funds Services, LLC, ING Investments,
                                                                                     LLC, ING Advisors, Inc., Express America
                                                                                     TC Inc. and EAMC Liquidation Corp.;
                                                                                     and Executive Vice President, ING
                                                                                     Capital Corporation, LLC and its
                                                                                     affiliates (May 1998 - June 2000) and
                                                                                     Senior Vice President, ING Capital
                                                                                     Corporation, LLC and its affiliates (April
                                                                                     1995 - April 1998).

Michael J. Roland              Executive Vice President    February 2002 - Present   Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                               Officer and Treasurer ING Funds
Scottsdale, Arizona 85258                                                            Services, LLC, ING Funds Distributor,
Age: 44                        Chief Financial Officer     January 2001 - Present    LLC, ING Advisors, Inc., ING
                                                                                     Investments, LLC, ING Quantitative
                               Senior Vice President       January 2001 -            Management, Inc., Lexington Funds
                                                           February 2002             Distributor, Inc., Express America TC,
                                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                                     December 2001). Formerly, Senior Vice
                                                                                     President, ING Funds Services, LLC, ING
                                                                                     Investments, LLC and ING Funds
                                                                                     Distributor, LLC. (June 1998 - December
                                                                                     2001) and Chief Financial Officer of
                                                                                     Endeavor Group (April 1997 - June
                                                                                     1998).

Daniel Norman                  Senior Vice President and   January 2001 - Present    Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.   Treasurer                                             LLC (since December 1994); ING Funds
Scottsdale, Arizona 85258                                                            Distributor, LLC (since December 1995);
Age: 44                        Co-Senior Portfolio                                   has served as an officer of other
                               Manager                                               affiliates of ING since February 1992.

Jeffrey A. Bakalar             Senior Vice President       January 2001 - Present    Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                         LLC (since November 1999). Formerly
Scottsdale, Arizona 85258      Co-Senior Portfolio                                   Vice President and Assistant Portfolio
Age: 42                        Manager                                               Manager, ING Investments, LLC
                                                                                     (February 1998-November 1999); Vice
                                                                                     President of First National Bank of
                                                                                     Chicago (July 1994 - January 1998).

Curtis F. Lee                  Senior Vice President and   January 2001- Present     Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                  Officer of Senior Loans of ING
Scottsdale, Arizona 85258                                                            Investments, LLC (since August 1999);
Age: 48                                                                              Formerly, held a series of positions with
                                                                                     Standard Chartered Bank in the credit
                                                                                     approval and problem loan
                                                                                     management functions (August 1992 -
                                                                                     June 1999).

Robert S. Naka                 Senior Vice President and   January 2001 - Present    Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                   Secretary of ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                            ING Funds Distributor, LLC., ING
Age: 39                                                                              Advisors, Inc., ING Capital Corporation,
                                                                                     LLC, ING Investments, LLC, ING
                                                                                     Quantitative Management, Inc. (since
                                                                                     October 2001) and Lexington Funds
                                                                                     Distributor, Inc. (since December 2001).
                                                                                     Formerly, Vice President, ING
                                                                                     Investments, LLC (April 1997 - October
                                                                                     1999), ING Funds Services, LLC
                                                                                     (February 1997 - August 1999) and
                                                                                     Assistant Vice President, ING Funds
                                                                                     Services, LLC (August 1995 - February
                                                                                     1997).

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                              TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                    DURING THE
          AND AGE                HELD WITH THE TRUST            TIME SERVED                   PAST FIVE YEARS
          -------                -------------------            -----------                   ---------------
OFFICERS:

Robyn L. Ichilov               Vice President              January 2001 - Present    Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                         LLC (since October 2001) and ING
Scottsdale, Arizona 85258                                                            Investments, LLC (since August 1997);
Age: 35                                                                              Accounting Manager, ING Investments,
                                                                                     LLC (since November 1995).

Kimberly A. Anderson           Secretary                   February 2001 - Present   Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.                                                         Management, Inc. (since October 2001);
Scottsdale, Arizona 85258      Vice President              January 2001 - Present    Vice President and Assistant Secretary
Age: 38                                                                              of ING Funds Services, LLC, ING Funds
                               Assistant Secretary         January 2001 -            Distributor, LLC, ING Advisors, Inc., ING
                                                           February 2001             Investments, LLC (since October 2001)
                                                                                     and Lexington Funds Distributor, Inc.
                                                                                     (since December 2001). Formerly,
                                                                                     Assistant Vice President of ING Funds
                                                                                     Services, LLC (November 1999 - January
                                                                                     2001) and has held various other
                                                                                     positions with ING Funds Services, LLC
                                                                                     for more than the last five years.

Lourdes R. Bernal              Vice President              February 2002 - Present   Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                         (since January 2002). Prior to joining
Scottsdale, Arizona 85258                                                            ING Investments, LLC in 2002, Ms.
Age: 32                                                                              Bernal was a Senior Manager in the
                                                                                     Investment Management Practice,
                                                                                     PricewaterhouseCoopers LLP (July 2000
                                                                                     - December 2001); Manager,
                                                                                     PricewaterhouseCoopers LLP (July 1998
                                                                                     - July 2000); Manager, Coopers &
                                                                                     Lybrand LLP (July 1996 - June 1998).

Todd Modic                     Assistant Vice President    August 2001 - Present     Assistant Vice President and Director of
7337 E. Doubletree Ranch Rd.                                                         Financial Reporting of ING Investments,
Scottsdale, Arizona 85258                                                            LLC (since March 2001). Formerly,
Age: 34                                                                              Director of Financial Reporting, Axient
                                                                                     Communications, Inc. (May 2000 -
                                                                                     January 2001) and Director of Finance,
                                                                                     Rural/Metro Corporation (March 1995 -
                                                                                     May 2000).

Maria M. Anderson              Assistant Vice President    August 2001 - Present     Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                         Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                            Formerly, Manager of Fund Accounting
Age: 44                                                                              and Fund Compliance, ING Investments,
                                                                                     LLC (September 1999 - November
                                                                                     2001); Section Manager of Fund
                                                                                     Accounting, Stein Roe Mutual Funds
                                                                                     (July 1998 - August 1999); and Financial
                                                                                     Reporting Analyst, Stein Roe Mutual
                                                                                     Funds (August 1997 - July 1998).

Elliot Rosen                   Senior Vice President       May 2002 - Present        Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                         LLC (since February 1999). Formerly,
Scottsdale, Arizona 85258                                                            Senior Vice President IPS-Sendero (May
Age: 49                                                                              1997 - February 1999) and President of
                                                                                     Sendero, which merged into IPS
                                                                                     (August 1993 - May 1997).

William H. Rivoir III          Senior Vice President and   January 2001 - Present    Senior Vice President and Secretary of
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                   ING Capital Corporation, LLC and ING
Scottsdale, Arizona 85258                                                            Funds Services, LLC (since February
Age: 51                                                                              2001), ING Funds Distributor, LLC, ING
                                                                                     Advisors, Inc., ING Investments, LLC,
                                                                                     and ING Quantitative Management,
                                                                                     Inc. (since October 2001), Lexington
                                                                                     Funds Distributor, Inc., ING Pilgrim
                                                                                     Funding, Inc., Pilgrim America Financial,
                                                                                     Inc., Express America TC, Inc. and EAMC
                                                                                     Liquidation Corp. (since December
                                                                                     2001). Formerly, Senior Vice President
                                                                                     and Assistant Secretary of ING Funds
                                                                                     Services, LLC (since June 1998), ING
                                                                                     Investments, LLC, and Pilgrim America
                                                                                     Financial, Inc. (since February 1999),
                                                                                     Senior Vice President of ING
                                                                                     Investments, LLC (since December 1998)
                                                                                     and Assistant Secretary of ING Funds
                                                                                     Distributor, Inc. (since February 1999)
                                                                                     and ING Investments, LLC (since June
                                                                                     1998).

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Senior Income Fund
1-800-336-3436

DISTRIBUTOR

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

ING Senior Income Fund
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                 SIFSAR  083102-102902